Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands									12 Months Ended
	Oct. 28, 2022	Mar. 31, 2022	Mar. 16, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Sep. 10, 2021	Jun. 10, 2021	Dec. 31, 2022
Minimum threshold percentage for recognizing benefit of an uncertain income tax position									50.00%
Minimum threshold percentage of income tax benefit for settlement with tax authority									50.00%
Forward Option Derivatives [Member] | Prepaid Forward Purchase Agreements [Member]
Fair value of liability on issuance of convertible notes	$ 11,940
Discount Derivative Liabilities [Member]
Fair value of liability on issuance of convertible notes		$ 13	$ 35	$ 0	$ 4
Derivative Liabilities [Member]
Fair value of liability on issuance of convertible notes						$ 55	$ 364	$ 80
Maximum [Member]
Cash, FDIC insured amount									$ 250